NOTE PAYABLE (Details Narrative) (USD $)	15 Months Ended
	Mar. 31, 2014	Dec. 31, 2012	Dec. 10, 2012
Payables and Accruals [Abstract]
Secured loan from RMB		$ 4,200,000	$ 4,200,000
Arrangement fee paid by Standard Gold	7.00%
Minimum prepayment amounts			500,000
Quarterly interest payable in cash			7.00%
Issued warrants in connection with the Facility			7,000,000
Common stock per share exercisable after Closing Date			$ 0.35
Fair value of warrants			$ 1,063,592